S000024510 [Member] Investment Strategy - SFT Real Estate Securities Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	SFT Real Estate Securities Fund: Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, at least 80% of the Fund’s net assets (including any borrowings for investment purposes) will be invested in common stocks and other equity securities issued by real estate companies
A real estate company is one that (i) derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate and land; or (ii) has at least 50% of its assets invested in such real estate.
Real Estate Investment Trusts (REITs) are companies that own interest in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. The Fund may invest without limit in shares of REITs. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders (other than net capital gains for each taxable year). REIT-like entities are organized outside of the U.S. and have operations and receive tax treatment in their respective countries similar to that of U.S. REITs. The Fund retains the ability to invest in real estate companies of any market capitalization.
The Fund may invest in securities of foreign issuers which meet the same criteria for investment as domestic companies, including such investment in such companies in the form of American Depository Receipts (ADRs), Global Depository Receipts (GDRs) and European Depository Receipts (EDRs), but in no event may such investments exceed more than 20% of its total assets.
In selecting securities, Cohen & Steers Capital Management, Inc. (Cohen & Steers), the Fund’s sub-adviser, adheres to a bottom-up, relative value investment process. To guide the portfolio construction process, Cohen & Steers utilizes a proprietary valuation model that quantifies relative valuation of real estate securities based on price-to-net asset value (NAV), cash flow multiple/growth ratios and a dividend discount model. Analysts incorporate both quantitative and qualitative analysis in their NAV, cash flow, growth and dividend discount model estimates. Cohen & Steers’ research process includes an evaluation of the commercial real estate supply and demand dynamics, management, strategy, property quality, financial strength and corporate structure. Judgments with respect to risk control, geographic and property sector diversification, liquidity and other factors are considered along with the models’ output and drive the portfolio managers’ investment decisions. The Fund will not seek to achieve specific environmental, social or governance (ESG) outcomes through its portfolio of investments, nor will it pursue an overall impact or sustainable investment strategy. However, the sub-adviser will incorporate consideration of relevant ESG factors into its investment decision-making. For example, although the sub-adviser does not generally exclude investments based on ESG factors alone, when considering an investment opportunity with material exposure to carbon emissions regulation, this risk may be considered as one factor in the sub-adviser’s holistic review process.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s net assets (including any borrowings for investment purposes) will be invested in common stocks and other equity securities issued by real estate companies